EQUITY - Series H Preferred Shares (Details) - Series H convertible preferred shares - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Item]
Convertible preferred shares issued	7,366
Sales incentive		$ 571	$ 417
Convertible shares	4
Conversion price	$ 1